Fees Summary $ in Thousands	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $23,232,000.
Narrative - Max Aggregate Offering Price	$ 23,232
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A